Shareholder Report, Line Graph (Details) - USD ($)					3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	22 Months Ended	27 Months Ended	33 Months Ended	34 Months Ended	46 Months Ended
		Oct. 08, 2024	Jun. 30, 2023	May 18, 2022	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2023	Mar. 31, 2026	Sep. 30, 2024	Mar. 31, 2026	Mar. 31, 2024	Sep. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026
C000261746
Account Value [Line Items]
Line Graph and Table Measure Name	[1]							SEI DBi Multi-Strategy Alternative ETF
Accumulated Value			$ 10,000		$ 10,159				$ 10,912			$ 11,260	$ 11,829
C000233738
Account Value [Line Items]
Line Graph and Table Measure Name								SEI Enhanced Low Volatility U.S. Large Cap ETF
Accumulated Value				$ 10,000			$ 10,302				$ 11,586			$ 13,038	$ 14,000
C000233739
Account Value [Line Items]
Line Graph and Table Measure Name								SEI Enhanced U.S. Large Cap Momentum Factor ETF
Accumulated Value				10,000			10,274				13,056			14,750	18,728
C000233740
Account Value [Line Items]
Line Graph and Table Measure Name								SEI Enhanced U.S. Large Cap Quality Factor ETF
Accumulated Value				10,000			11,008				13,166			14,436	15,217
C000233741
Account Value [Line Items]
Line Graph and Table Measure Name								SEI Enhanced U.S. Large Cap Value Factor ETF
Accumulated Value				10,000			9,848				12,912			13,770	17,885
C000251374
Account Value [Line Items]
Line Graph and Table Measure Name								SEI Select Emerging Markets Equity ETF
Accumulated Value		$ 10,000				$ 9,786				$ 13,129
C000251375
Account Value [Line Items]
Line Graph and Table Measure Name								SEI Select International Equity ETF
Accumulated Value		10,000				10,425				13,150
C000251376
Account Value [Line Items]
Line Graph and Table Measure Name								SEI Select Small Cap ETF
Accumulated Value		10,000				9,404				11,012
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]							Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value			10,000		9,677				10,796			11,108	11,225
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]							S&P 500 Index (USD) (TR)
Accumulated Value				10,000			10,632				13,809			14,949	17,610
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]							S&P 500 Index (USD) (TR)
Accumulated Value				10,000			10,632				13,809			14,949	17,610
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]							S&P 500 Index (USD) (TR)
Accumulated Value				10,000			10,632				13,809			14,949	17,610
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]							S&P 500 Index (USD) (TR)
Accumulated Value				10,000			10,632				13,809			14,949	17,610
MSCI Emerging Markets Index (USD) (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Index (USD) (Gross)
Accumulated Value		10,000				9,612				12,525
MSCI EAFE Index (USD) (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]							MSCI EAFE Index (USD) (Gross)
Accumulated Value		10,000				10,096				12,305
Russell 2000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]							Russell 2000 Index (USD) (TR)
Accumulated Value		$ 10,000				$ 9,226				$ 11,599
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Accumulated Value			$ 10,000		$ 10,131				$ 10,684			$ 11,152	$ 11,357
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]							Russell 1000 Index (USD) (TR)
Accumulated Value				10,000			10,617				13,787			14,866	17,504
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]							Russell 1000 Index (USD) (TR)
Accumulated Value				10,000			10,617				13,787			14,866	17,504
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]							Russell 1000 Index (USD) (TR)
Accumulated Value				10,000			10,617				13,787			14,866	17,504
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]							Russell 1000 Index (USD) (TR)
Accumulated Value				$ 10,000			$ 10,617				$ 13,787			$ 14,866	$ 17,504

[1]	The Fund commenced operations on August 25, 2025 when the SEI Institutional Managed Trust Liquid Alternative Fund (“Acquired Fund”) reorganized into the Fund. For periods prior to August 25, 2025, the Fund’s performance information is based on the performance of the Acquired Fund’s Class F Shares. In anticipation of the reorganization, Acquired Fund Class F shares implemented a contractual fee wavier on August 3, 2025 that limited Class F’s total fund operating expenses to an amount equal to the Fund’s expected total annual fund operation expenses. The Fund’s returns would have only differed from the returns of the Acquired Fund’s Class F Shares to the extent that, prior to the implementation of the contractual fee waiver, the total fund operating expenses of the Class F Shares were higher than the Fund’s current total annual fund operation expenses.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	EAFE – Europe, Australasia, and the Far East
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.